Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 656,000
Previously Paid Amount	0.00
Total Fee Amount	100.43
Total Offset Amount	0.00
Net Fee	100.43
Narrative - Max Aggregate Offering Price	$ 656,000
Final Prospectus	true